COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Advanced funding principal balance increase (decrease)			$ (170.8)
Outstanding principal balance	$ 79.2		79.2
Janssen
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest bearing borrowings, funding advances	$ 250.0		250.0
Interest accrued on funding advances			$ 77.2
Interest rate margin percentage	2.50%		2.50%
Interest expense on borrowings	$ 3.9	$ 4.5	$ 8.1	$ 9.1